Income Taxes (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrecognized tax benefit
Balance at January 1	$ 2,027	$ 1,490	$ 728
Additions for tax positions of the current year	183	479	898
Additions for tax positions of the prior years	0	281	0
Settlement with the taxing authority	0	(107)	0
Lapse of statute of limitations	(368)	(116)	(136)
Balance at December 31	$ 1,842	$ 2,027	$ 1,490